Remuneration and other benefits paid to the Bank's directors and senior managers - Post-employment (Details) € in Thousands	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) period	Dec. 31, 2014 EUR (€)
Related party transactions key personnel
Period for investment in bank shares from date of termination	5 years
Disbursed for payment of civil liability insurance premium	€ 10,500	€ 9,300
Directors
Related party transactions key personnel
Employer contributions to welfare system	0	0	€ 0	€ 0
Balances held under the welfare system	75,906	120,787
Provisions for employee benefits	5,163	4,770
Directors | Life insurance
Insurance
Life insurance, Insured sum	18,000	23,131
Other directors | Life insurance
Insurance
Life insurance, Insured sum	0	0
Other directors | Provision for pensions and other employment defined benefit obligations
Related party transactions key personnel
Contributions to plan	€ 900	900
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors
Related party transactions key personnel
Annual contribution, percentage of variable remuneration	30.00%
Balances held under the welfare system	€ 45,798	43,156
Provisions for employee benefits	2,707	2,521
Mrs. Ana Botin-Sanz de Sautuola y O'Shea | Directors | Life insurance
Insurance
Life insurance, Insured sum	7,500	7,500
Mr. Jose Antonio Alvarez Alvarez | Directors
Related party transactions key personnel
Balances held under the welfare system	16,151	15,107
Provisions for employee benefits	2,456	2,249
Mr. Jose Antonio Alvarez Alvarez | Directors | Life insurance
Insurance
Life insurance, Insured sum	6,000	6,000
Mr. Rodrigo Echenique Gordillo
Related party transactions key personnel
Annual contribution, percentage of fixed annual remuneration			55.00%
Annual contribution, percentage of variable remuneration			30.00%
Number of annual periods used for contribution calculation | period			3
Pensionable base, expressed as a percent of fixed remuneration			100.00%
Mr. Rodrigo Echenique Gordillo | Directors
Related party transactions key personnel
Balances held under the welfare system	13,957	14,294
Mr. Rodrigo Echenique Gordillo | Directors | Life insurance
Insurance
Life insurance, Insured sum	4,500	4,500
Mr. Rodrigo Echenique Gordillo | The Bank Senior management
Related party transactions key personnel
Annual contribution, percentage of fixed annual remuneration			55.93%
Pensionable base, expressed as a percent of fixed remuneration			100.00%
Mr. Matias Rodriguez Inciarte | Directors
Related party transactions key personnel
Balances held under the welfare system		48,230
Mr. Matias Rodriguez Inciarte | Directors | Life insurance
Insurance
Life insurance, Insured sum		€ 5,131